UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2015

Item #1. Reports to Stockholders.

INDEX	Big 4 OneFund

Annual Report to Shareholders

BIG 4 ONEFUND

For the Period
November 13, 2014*
through
October 31, 2015

*Commencement of operations

December 21, 2015

Dear Sirs / Madam:

The Big 4 OneFund’s (“Fund”) return from inception (11/12/14) through 10/31/15 was -9.73%, compared to -0.34% for the MSCI AC NR USD Index.

The Fund’s Large Cap, Mid Cap and Small Cap equity investments underperformed their benchmarks over the last year, as did the Fund’s Emerging Markets equities. The Fund’s International equities outperformed their benchmark. In addition, the Fund’s US and Non-US Real Estate underperformed their benchmarks. MLPs, the Fund’s worst performing asset class, returned an estimated -27.51% since inception, underperforming its benchmark, the Alerian MLP ETF, which returned -22.86%, due primarily to individual security selection and the timing of investments related to cash flows into the Fund.

Enclosed is an investment summary of the Fund since inception through October 31, 2015, including position and sector breakdowns.

The Fund will be closed down effective year end 2015.

Big 4 OneFund: Big4One Fund - UMB (unaudited)				Date		Account Number		Report Currency
Performance Benchmark Comparision				10/31/2015		142172		USD

% Assets	Name	Symbol	Ending Value	3 Mo (%)	YTD (%)	1 Yr (%)	3 Yr (%)	5 Yr (%)	Since Inception
5.79	US All Cap		544,955.74	–2.73	0.44	–	–	–	0.69
–	Russell 3000E TR USD		–	–1.58	2.01	–	–	–	3.39

5.79	DFA US Core Equity 1 I	DFEOX	544,955.74	–2.73	0.44	–	–	–	0.69

0.29	US Small Cap Growth		27,044.59	–6.40	–	–	–	–	–10.68
–	Russell 2000 Growth TR USD		–	–8.50	–	–	–	–	–3.31

0.29	Valero Energy Partners LP	VLP	27,044.59	7.10	–	–	–	–	–2.27

19.21	Large Cap		1,806,481.04	–1.42	–0.44	–	–	–	–1.90
–	S&P 500 TR USD		–	–0.63	2.70	–	–	–	3.85

1.66	Alphabet Inc Class C Capital Stock	GOOG	156,378.20	13.62	36.51	–	–	–	33.71
0.59	American Tower Corp	AMT	55,408.66	8.01	5.33	–	–	–	3.00
0.35	Apple Inc	AAPL	33,101.50	–1.04	–	–	–	–	–6.54
2.91	Berkshire Hathaway Inc Class B	BRK.B	274,080.30	–4.50	–9.19	–	–	–	–6.85
0.40	Crown Castle International Corp	CCI	37,346.02	5.42	11.74	–	–	–	9.96

5.68	DFA US Large Cap Value I	DFLVX	534,261.54	–2.71	–1.54	–	–	–	–1.38
3.11	Vanguard 500 ETF	VOO	292,128.48	–0.71	2.61	–	–	–	2.66
4.51	Vanguard Total Stock Market ETF	VTI	423,776.34	–1.62	2.26	–	–	–	2.57

6.53	Mid Cap		613,637.77	–12.48	–1.65	–	–	–	–7.37
–	S&P MidCap 400 TR		–	–3.47	0.72	–	–	–	2.60

0.10	Abengoa Yield PLC	ABY	9,357.65	–25.48	–29.69	–	–	–	–31.88
0.16	Alexander & Baldwin Inc	ALEX	14,945.04	0.12	–4.39	–	–	–	–4.61
0.16	AMC Networks Inc Class A	AMCX	14,999.67	–	–	–	–	–	2.55
0.17	Brookfield Property Partners LP	BPY	16,195.52	–	–	–	–	–	11.03
0.23	Cheetah Mobile Inc ADR	CMCM	21,705.60	–25.28	–	–	–	–	3.38

3.88	DFA US Targeted Value I	DFFVX	365,104.39	–	–	–	–	–	2.17

Big 4 OneFund: Big4One Fund - UMB (unaudited)				Date		Account Number		Report Currency
Performance Benchmark Comparision				10/31/2015		142172		USD

% Assets	Name	Symbol	Ending Value	3 Mo (%)	YTD (%)	1 Yr (%)	3 Yr (%)	5 Yr (%)	Since Inception
0.18	News Corp Class A	NWSA	16,524.20	–	–	–	–	–	13.99
0.17	PayPal Holdings Inc	PYPL	15,664.35	–	–	–	–	–	7.32
0.58	Phillips 66 Partners LP	PSXP	54,879.20	–	–	–	–	–	9.84
0.41	Quanta Services Inc	PWR	38,812.30	–29.43	–32.04	–	–	–	–41.95

0.16	The Kraft Heinz Co	KHC	15,360.09	–	–	–	–	–	5.29
0.14	The WhiteWave Foods Co	WWAV	12,785.76	–	–	–	–	–	–12.33
0.18	Veritiv Corp	VRTV	17,304.00	–	–	–	–	–	18.63

16.98	Small Cap		1,596,670.14	–4.65	–2.55	–	–	–	–6.78
–	Russell 2000 TR USD		–	–5.86	–2.53	–	–	–	1.07

6.10	DFA US Small Cap I	DFSTX	573,622.74	–3.92	–0.88	–	–	–	1.13
5.63	DFA US Small Cap Value I	DFSVX	529,137.92	–4.05	–5.13	–	–	–	–3.78
5.25	DFA US Vector Equity I	DFVEX	493,909.48	–3.44	–2.00	–	–	–	–1.61

3.66	Micro Cap		343,875.41	–3.79	–2.11	–	–	–	0.33
–	Russell Micro Cap TR USD		–	–6.14	–3.66	–	–	–	2.02

3.66	DFA US Micro Cap I	DFSCX	343,875.41	–3.79	–2.11	–	–	–	0.33

7.10	International		667,501.34	–4.50	2.64	–	–	–	0.02
–	MSCI World ex USA NR USD		–	–5.34	0.33	–	–	–	–1.42

4.09	DFA International Core Equity I	DFIEX	384,250.99	–5.08	1.41	–	–	–	–2.03
3.01	DFA International Small Cap Value I	DISVX	283,250.35	–3.15	5.31	–	–	–	3.79

7.47	Emerging		702,020.14	–5.15	–9.01	–	–	–	–12.73
–	MSCI EM NR USD		–	–5.49	–9.45	–	–	–	–11.94

2.86	DFA Emerging Markets Small Cap I	DEMSX	268,916.50	–4.64	–5.48	–	–	–	–8.28

Big 4 OneFund: Big4One Fund - UMB (unaudited)					Date	Account Number		Report Currency
Performance Benchmark Comparision					10/31/2015	142172		USD

% Assets	Name	Symbol	Ending Value	3 Mo (%)	YTD (%)	1 Yr (%)	3 Yr (%)	5 Yr (%)	Since Inception
3.14	DFA Emerging Markets Value I	DFEVX	295,508.54	–6.44	–12.71	–	–	–	–16.61
0.36	iShares MSCI Frontier 100	FM	33,505.22	–2.48	–11.46	–	–	–	–16.13
0.61	Matthews Asian Growth & Income Instl	MICSX	57,274.88	–4.38	–1.77	–	–	–	–5.24
0.50	Matthews Pacific Tiger Investor	MAPTX	46,815.00	–	–	–	–	–	6.40

1.60	US Real Estate		150,461.45	1.41	1.03	–	–	–	4.44
–	DJ US Select REIT TR USD		–	2.99	2.82	–	–	–	7.09

1.60	DFA Real Estate Securities I	DFREX	150,461.45	1.54	0.42	–	–	–	3.84

1.43	Non–US Real Estate		134,778.28	–0.70	0.78	–	–	–	–0.49
–	DJ Gbl Ex US Select REIT TR USD		–	1.15	3.45	–	–	–	4.49

1.43	DFA International Real Estate Sec I	DFITX	134,778.28	–0.70	0.78	–	–	–	–0.49

16.87	MLPs		1,586,906.69	–12.80	–23.83	–	–	–	–27.51
–	Alerian MLP ETF	AMLP	–	–10.01	–18.06	–	–	–	–22.86

1.19	Dominion Midstream Partners LP	DM	111,482.28	–6.20	–15.56	–	–	–	2.72
0.17	Emerge Energy Services LP	EMES	16,066.05	–80.85	–91.64	–	–	–	–93.91
0.64	Energy Transfer Partners	ETP1	59,748.48	–14.38	–	–	–	–	–16.16
1.02	EnLink Midstream Partners LP	ENLK	96,134.25	–10.47	–37.98	–	–	–	–36.08
1.80	Enterprise Products Partners L.P.	EPD1	169,454.79	–1.07	–20.57	–	–	–	–29.23

0.89	Enviva Partners LP	EVA	83,859.30	–5.16	–	–	–	–	–11.49
1.39	Magellan Midstream Partners	MMP1	130,746.69	–8.41	–	–	–	–	–21.74
1.53	Northern Tier Energy LP Class A	NTI	143,862.40	12.36	36.21	–	–	–	20.87
0.95	Plains All American Pipeline LP	PAA	89,482.12	–22.55	–35.70	–	–	–	–37.57
0.18	Plains GP Holdings LP Class A	PAGP	16,856.20	–38.64	–	–	–	–	–39.08

0.78	Rose Rock Midstream LP	RRMS	73,603.53	–30.75	–37.02	–	–	–	–47.35

Big 4 OneFund: Big4One Fund - UMB (unaudited)					Date	Account Number		Report Currency
Performance Benchmark Comparision					10/31/2015	142172		USD

% Assets	Name	Symbol	Ending Value	3 Mo (%)	YTD (%)	1 Yr (%)	3 Yr (%)	5 Yr (%)	Since Inception
1.16	Shell Midstream Partners LP	SHLX	108,782.94	–18.99	–15.58	–	–	–	–7.56
0.93	Tallgrass Energy GP LP	TEGP	87,381.00	–21.37	–	–	–	–	–23.14
1.32	Tallgrass Energy Partners LP	TEP	123,981.84	–5.20	–0.82	–	–	–	1.22
1.39	Tesoro Logistics LP	TLLP	130,867.38	8.37	–1.00	–	–	–	2.38

0.66	USA Compression Partners LP	USAC	62,497.24	–7.51	4.50	–	–	–	–18.88
0.87	Williams Partners LP	WPZ	82,100.20	–25.17	–34.17	–	–	–	–19.15

3.53	GPs		332,034.75	–22.37	–32.75	–	–	–	–30.41
–	Alerian MLP ETF	AMLP	–	–10.01	–18.06	–	–	–	–22.86

0.74	Energy Transfer Equity LP	ETE	69,994.40	–27.72	–	–	–	–	–28.89
2.79	Kinder Morgan, Inc.	KMI	262,040.35	–20.47	–33.70	–	–	–	–31.39

7.45	Alternative		700,756.70	–6.22	–6.62	–	–	–	–9.91
–	BofAML US Treasury Bill
	3 Mon TR USD		–	0.01	0.01	–	–	–	0.02

0.95	Brookfield Infrastructure
	Partners LP	BIP	89,461.62	1.93	–	–	–	–	–2.19
1.26	Celgene Corp	CELG	118,537.86	–6.51	–	–	–	–	9.08
1.10	Cheniere Energy Inc	LNG	103,249.20	–28.35	–29.68	–	–	–	–30.98
1.96	Macquarie Infrastructure Corp	MIC	183,999.15	–5.25	–	–	–	–	–7.46
1.06	SharesPost 100	PRIVX	99,920.63	–4.73	–	–	–	–	–0.08

1.12	Stone Ridge Reinsurance Risk
	Prem Interval	SRRIX	105,588.24	4.87	–	–	–	–	5.59

Big 4 OneFund: Big4One Fund - UMB (unaudited)					Date	Account Number		Report Currency
Performance Benchmark Comparision					10/31/2015	142172		USD

% Assets	Name	Symbol	Ending Value	3 Mo (%)	YTD (%)	1 Yr (%)	3 Yr (%)	5 Yr (%)	Since Inception

0.71	High Yield Bonds		66,611.48	–11.67	0.66	–	–	–	–1.13
–	Barclays US Corporate High Yield
	TR USD		–	–1.67	0.23	–	–	–	–1.38

0.70	Blackstone Group LP	BX	65,557.98	–12.74	5.41	–	–	–	9.01
0.01	PJT Partners Inc	PJT	1,053.50	–	–	–	–	–	3.82

–0.12	Cash		–11,468.62	0.01	0.04	–	–	–	0.04
–	Citi Treasury Bill 1 Mon USD		–	0.00	0.01	–	–	–	0.01

–2.82	CASH BALANCE	CASH	–265,554.60	0.00	0.00	–	–	–	0.00
2.70	FID CASH RES INST’L	FMPXX	254,085.98	0.03	0.09	–	–	–	0.09

1.51	Not Classified		141,700.48	–0.24	–	–	–	–	7.72
–	–	–	–	–	–	–	–	–	–

0.42	Cheniere Energy Partners
	LP Holdings LLC	CQH	39,576.48	–9.89	–	–	–	–	–14.41
1.09	Virtu Financial Inc A	VIRT	102,124.00	4.03	–	–	–	–	5.81

	Total Portfolio		9,403,967.38	–5.84	–6.99	–	–	–	–9.21
	MSCI ACWI NR USD		–	–3.18	0.26	–	–	–	–0.17

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2015 and are subject to change at any time.

Institutional Class Shares*

Period
November 13, 2014 to
October 31, 2015

Big 4 OneFund	–9.73%
MSCI ACWI NR USD® Index	–0.34%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.

The MSCI ACWI NR USD® Index captures large and mid cap representation across 23 developed markets and 23 emerging markets countries. With 2,480 constituents, the index covers approximately 85% of the global investable equity opportunity set. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
October 31, 2015

		Fair
	Shares	Value

COMMON STOCKS – 15.80%

BIOTECHNOLOGY – 1.24%
Celgene Corp.*	966	$118,538

COMMUNICATIONS – 0.23%
Cheetah Mobile Inc ADR*	1,088	21,706

COMPUTER HARDWARE/SOFTWARE – 0.34%
Apple Inc.	277	33,102

CONSTRUCTION & MINING – 0.41%
Quanta Services Inc.*	1,930	38,812

ENERGY – 0.10%
Abengoa Yield PLC	505	9,358

FINANCIAL SERVICES – 1.25%
PayPal Holdings, Inc.*	435	15,664
PJT Partners Inc. “A”*	49	1,054
Virtu Financial, Inc. “A”	4,220	102,124

		118,842

FOOD – 0.30%
The Kraft Heinz Co.	197	15,360
WhiteWave Foods Co. “A”*	312	12,786

		28,146

INDUSTRIAL – 0.18%
Veritiv Corp.*	412	17,304

INSURANCE – 2.88%
Berkshire Hathaway B New*	2,015	274,080

MEDIA – 1.97%
Alphabet, Inc. “C”*	220	156,378
AMC Networks Inc. “A”*	203	15,000
News Corp “A”	1,073	16,524

		187,902

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015

		Fair
	Shares	Value

OIL & GAS – 3.84%
Cheniere Energy Inc.*	2,085	$103,249
Kinder Morgan Inc. “P”	9,581	262,040

		365,289

REAL ESTATE – 0.16%
Alexander & Baldwin	396	14,945

TRANSPORTATION – 1.93%
Macquarie Infrastructure Corp.	2,313	183,999

WIRELESS – 0.97%
American Tower Corp.	542	55,409
Crown Castle International Corp.	437	37,346

		92,755

TOTAL COMMON STOCKS – 15.80%
(Cost: $1,605,901)		1,504,778

EXCHANGE TRADED FUNDS – 7.88%

BROAD MARKET – 4.45%
Vanguard US Total Stock Market ETF	3,978	423,776

EMERGING MARKET – 0.35%
Ishares MSCI Frontier 100 ETF	1,253	33,505

LARGE CAP VALUE – 3.07%
Vanguard S&P 500 ETF	1,533	292,129

TOTAL EXCHANGE TRADED FUNDS – 7.88%
(Cost: $756,404)		749,410

LIMITED PARTNERSHIPS – 20.47%

Oil & GAS – 17.00%
Cheniere Energy Partners LP Holdings, LLC	2,011	39,577
Dominion Midstream Partners LP	3,403	111,482
Energy Transfer Equity LP	3,248	69,994
Energy Transfer Partners, LP	1,353	59,748
Enlink Midstream Partners LP	5,573	96,134
Enterprise Products Partners LP	6,133	169,455
Enviva Partners LP	5,481	83,859

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015

		Fair
	Shares	Value

Oil & GAS (continued)
Magellan Midstream Partners, LP	2,049	$130,747
Phillips 66 Partners LP	905	54,879
Plains All American Pipeline LP Class A	2,821	89,482
Plains GP Holdings LP	1,084	16,856
Rose Rock Midstream LP	2,717	73,604
Shell Midstream Partners LP	3,178	108,783
Tallgrass Energy GP, LP Class A	3,650	87,381
Tallgrass Energy Partners LP	2,862	123,982
Tesoro Logistics LP	2,334	130,867
USA Compression Partners LP	3,877	62,497
Valero Energy Partners LP	541	27,045
Williams Partners LP	2,429	82,100

		1,618,472

PRIVATE EQUITIES – 0.69%
The Blackstone Group LP	1,983	65,558

REAL ESTATE – 0.17%
Brookfield Property Partners LP	688	16,196

REFINING & MARKETING – 1.68%
Emerge Energy Services LP	3,745	16,066
Northern Tier Energy LP	5,360	143,862

		159,928

UTILITIES – 0.94%
Brookfield Infrastructure Partners LP	2,127	89,462

TOTAL LIMITED PARTNERSHIPS – 20.47%		1,949,616

(Cost: $2,420,749)

MUTUAL FUNDS – 54.73%

AGGREGATE BOND – 1.11%
Stone Ridge Reinsurance Risk Premium Interval Fund	9,804	105,588

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015

		Fair
	Shares	Value

BROAD MARKET BLEND – 10.91%
DFA US Core Equity 1 Portfolio	30,444	$544,957
DFA US Vector Equity Portfolio	30,451	493,909

		1,038,866

EMERGING MARKET – 5.93%
DFA Emerging Markets Value Portfolio	13,299	295,509
DFA Emerging Markets Small Cap Portfolio	14,528	268,916

		564,425

FOREIGN BLEND – 7.01%
DFA International Core Equity Portfolio	32,870	384,251
DFA International Small Cap Value Portfolio	14,570	283,250

		667,501

LARGE CAP GROWTH – 1.05%
SharesPost 100 Fund*	3,968	99,921

LARGE CAP VALUE – 5.61%
DFA US Large Cap Value Portfolio	16,058	534,261

LONG TERM CAPITAL APPRECIATION – 4.93%
DFA Targeted Value Portfolio	16,934	365,104
Matthews Asian Growth and Income Fund Institutional Shares	3,277	57,275
Matthews Pacific Tiger Fund Investor Shares*	1,793	46,815

		469,194

REAL ESTATE – 3.00%
DFA International Real Estate Securities Portfolio	25,575	134,778
DFA Real Estate Securities Portfolio	4,554	150,462

		285,240

SMALL CAP BLEND – 15.19%
DFA US Micro Cap Portfolio	18,099	343,875
DFA US Small Cap Portfolio	18,600	573,623
DFA US Small Cap Value Portfolio	15,996	529,138

		1,446,636

TOTAL MUTUAL FUNDS – 54.73%
(Cost: $5,333,311)		5,211,632

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015

		Fair
	Shares	Value

MONEY MARKET FUND – 2.67%
Fidelity Institutional Money Market Fund 0.12%**
(Cost: $254,086)	254,086	$254,086

TOTAL INVESTMENTS – 101.55%
(Cost: $10,370,451)		9,669,522
Liabilities, in excess of other assets – (1.55%)		(147,323)

NET ASSETS – 100.00%		$9,522,199

*   Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).
** Effective 7 day yield as of October 31, 2015.
Limited Partnership – typically comprised of a general partner and limited partners. Limited partners may invest in the enterprise and share in its profits or loss, but they do not participate in ongoing management or daily operations.

See Notes to Financial Statements

BIG 4 ONEFUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2015

ASSETS
Investments at fair value (identified cost of $10,370,451) (Note 1)	$9,669,522
Cash	40,128
Receivable for capital stock sold	14
Dividends and interest receivable	22,961
Receivable from investment advisor	14,504
Prepaid expenses	5,950

TOTAL ASSETS	9,753,079

LIABILITIES
Payable for securities purchased	225,028
Accrued custody fees	988
Accrued administration, transfer agent and accounting fees	3,261
Other accrued expenses	1,603

TOTAL LIABILITIES	230,880

NET ASSETS	$9,522,199

Net Assets Consist of:
Paid-in-capital applicable to 1,075,091 no par value shares of beneficial interest outstanding	$10,481,334
Accumulated net realized gain (loss) on investments	(258,206)
Net unrealized appreciation (depreciation) of investments	(700,929)

Net Assets	$9,522,199

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
($9,522,199 / 1,075,091 shares outstanding)	$8.86

See Notes to Financial Statements

BIG 4 ONEFUND
STATEMENT OF OPERATIONS
Period November 13, 2014* to October 31, 2015

INVESTMENT INCOME
Dividend	$108,636
Interest	130

Total investment income	108,766

EXPENSES
Investment advisory fees (Note 2)	49,063
Recordkeeping and administrative services (Note 2)	28,750
Accounting fees (Note 2)	24,178
Custody fees	9,413
Transfer agent fees (Note 2)	17,250
Professional fees	24,837
Filing and registration fees	1,985
Trustee fees	3,740
Compliance fees	6,417
Shareholder servicing and reports	11,836
Insurance	1,602
Other	15,051

Total expenses	194,122
Management fee waivers and reimbursed expenses (Note 2)	(145,059)

Net Expenses	49,063

Net investment income (loss)	59,703

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(283,140)
Distributions of realized gains by other investment companies	23,859
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(700,929)

Net realized and unrealized gain (loss) on investments	(960,210)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(900,507)

* Commencement of operations.

See Notes to Financial Statements

BIG 4 ONEFUND
STATEMENT OF CHANGES IN NET ASSETS

Period November 13, 2014* to
October 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$59,703
Net realized gain (loss) on investments and distributions of
realized gains by other investment companies	(259,281)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(700,929)

Increase (decrease) in net assets from operations	(900,507)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(58,671)
Return of capital	(85,474)

Decrease in net assets from distributions	(144,145)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	10,487,516
Distributions reinvested	144,145
Shares redeemed	(64,810)

Increase (decrease) in net assets from capital stock transactions	10,566,851

NET ASSETS
Increase (decrease) during period	9,522,199
Beginning of period	–

End of period (including accumulated net investment income (loss) of $- .)	$9,522,199

* Commencement of operations.

See Notes to Financial Statements

BIG 4 ONEFUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class
	Period November 13, 2014* to
	October 31, 2015

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.08
Net realized and unrealized gain (loss) on investments	(1.05)

Total from investment activities	(0.97)

Distributions
Net investment income	(0.07)
Return of capital	(0.10)

Total distributions	(0.17)

Net asset value, end of period	$8.86

Total Return	(9.73%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.98%	**
Expenses, net of waiver (Note 2)	0.75%	**
Net investment income (loss)	0.92%	**
Portfolio turnover rate	38.79%	***
Net assets, end of period (000’s)	$9,522

(1) Per share amounts calculated using the average share method.
* Commencement of operations.
** Annualized
*** Not annualized

See Notes to Financial Statements

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2015

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Big 4 OneFund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund commenced operations on November 13, 2014. The Fund can offer two classes of shares: Institutional Class and Investor Class. As of October 31, 2015, there were no Investor Class shares outstanding.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Open-end registered investment companies are valued at the closing net asset value (“NAV”). Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$1,504,778	$–	$–	$ 1,504,778
Exchange Traded Funds	749,410	–	–	749,410
Limited Partnerships	1,949,616	–	–	1,949,616
Mutual Funds	5,211,632	–	–	5,211,632
Money Market Fund	254,086	–	–	254,086

	$9,669,522	$–	$–	$ 9,669,522

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015

There were no transfers into or out of any levels during the period November 13, 2014* to October 31, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period November 13, 2014* to October 31, 2015.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Fund may invest in real estate investment trusts (“REITS”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITS. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as return of capital. This amount may be subsequently revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Distributions from underlying exchange-traded funds (“ETFs”) and mutual fund investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Master Limited Partnerships

Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015

of MLPs could enhance or harm the overall performance of the Fund. To the extent that an MLP’s interests are all in a particular industry (such as the energy sector), the MLP could be negatively impacted by economic events adversely impacting that industry.

Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including mutual funds, money market mutual funds and ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. As of October 31, 2015, the Fund had 51.48% of net assets invested in thirteen mutual funds, advised by a single advisor, Dimensional Fund Advisors (“DFA”). Additional information about DFA may be found at www.us.dimensional.com.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period November 13, 2014* to October 31, 2015, such reclassifications reduced paid-in capital by $43, decreased accumulated net investment loss by $1,032 and decreased accumulated net realized loss on investments by $1,075.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Chicago Partners Investment Group, LLC (the “Advisor”) provides investment services for an annual fee of 0.75% of average daily net assets of the Fund. For the period November 13, 2014* to October 31, 2015, the Advisor earned and waived $49,063 in investment management fees and reimbursed the Fund for expenses of $95,996.

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.75% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after January 31, 2016. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations in effect and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of October 31, 2015 was $145,059 and expires on October 31, 2018.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and Blue-Sky filing services. CSS earned $28,750 in administrative fees for the period November 13, 2014* to October 31, 2015. First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period November 13, 2014* to October 31, 2015, FDCC received no commissions or underwriting fees. Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $17,250 for its services for the period November 13, 2014* to October 31, 2015. Commonwealth Fund Accounting (“CFA”) is the Fund’s accounting agent. CFA earned $24,178 for its services for the period November 13, 2014* to October 31, 2015. See Note 6.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term investments for the period November 13, 2014* to October 31, 2015, aggregated $12,971,112 and $2,483,226, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015

accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of the distributions paid during the period November 13, 2014* to October 31, 2015 was as follows:

Period November 13, 2014* to
October 31, 2015

Distributions paid from	$ 58,671
Ordinary income	85,474

Return of capital	$144,145

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) on investments	$(232,013)
Net unrealized appreciation (depreciation) of investments	(727,122)

$(959,135)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. As of October 31, 2015, the Fund has a capital loss carryforward of $232,013 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. This carryforward is considered short-term and may be carried forward indefinitely.

As of October 31, 2015, the cost for Federal income tax purpose was $10,396,644.

Net unrealized depreciation consists of:

Gross unrealized appreciation	$ 182,952
Gross unrealized depreciation	(910,074)

Net unrealized depreciation	$(727,122)

The difference between the Federal Income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the

BIG 4 ONEFUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015

recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses on wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Period November 13, 2014* to
	October 31, 2015

	Shares	Value

Shares sold	1,066,313	$10,487,516
Shares reinvested	15,770	144,145
Shares redeemed	(6,992)	(64,810)

Net increase (decrease)	1,075,091	$10,566,851

* Commencement of operations.

NOTE 6 – SUBSEQUENT EVENTS

Subsequent to October 31, 2015, the Board, based on information provided by the Advisor of Big 4 OneFund, has concluded that it is in the best interests of the Fund and its shareholders to discontinue the Fund’s operations. It is anticipated that the Fund will liquidate on or about December 31, 2015. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective December 1, 2015, the services provided by certain service providers for the Fund will be transferred to an affiliated service provider such that the primary operational services are provided by one entity. Currently, a group of affiliated companies, Commonwealth Fund Services, Inc., Commonwealth Shareholder Services, Inc. and Commonwealth Fund Accounting, Inc. provides transfer agency services, administrative services and fund accounting services, respectively. Due to an internal restructuring within the overall organization, all services will now be consolidated and provided by a single company – Commonwealth Fund Services, Inc.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and no items require disclosure, other than those noted above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Big 4 OneFund and Board of Trustees of World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Big 4 OneFund (the “Fund”), a series of World Funds Trust, as of October 31, 2015, and the related statement of operations and changes in net assets, and the financial highlights for the period November 13, 2014 (commencement of operations) to October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Big 4 One Fund as of October 31, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the period November 13, 2014 (commencement of operations) to October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

As described in Note 6 to the financial statements, the Board of Trustees approved the liquidation of Big 4 OneFund effective December 23, 2015. As of this date, Big 4 OneFund will cease operating as a going concern and change its basis of accounting from the going concern basis to the liquidation basis of accounting in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
December 23, 2015

cohenfund.com

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700

Registered with the Public Company Accounting Oversight Board.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment advisor and the principal underwriter, and officers of the Trust, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

INTERESTED TRUSTEES
Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 70	Trustee	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent and Pricing Agent, since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter, since 1985. Mr. Pasco is a certified public accountant.	16	American Growth Fund, Inc.; World Funds, Inc.

* Mr. Pasco would be an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFS and FDCC.

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

NON-INTERESTED TRUSTEES
Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 60	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since June 2013; Virginia Commonwealth University, Professor of Education from 1989 to 2013.	16	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 57	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008; Accountant, Wildes, Stevens & Brackens & Co., accounting firm, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., accounting firm, from 1997 to 2007.	16	None
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 79	Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present; and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) 2003 to 2008.	16	Independent Trustee of Gardner Lewis Investment Trust for the two series of that trust; Leeward Investment Trust for the two series of that trust; Hillman Capital Management

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 51	Treasurer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Companies, since 2003.	N/A	N/A
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Companies, October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Companies, 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present: Attorney, Husch Blackwell Sanders LLP (law firm), March 2007 to February 2010.	N/A	N/A
Cynthia D. Baughman 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Assistant Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), July 2011 to present; Associate, Investment Law Group, LLP (law firm) (May 2009 – June 2011); Associate, Dechert, LLP (law firm) (Oct. 1999 – Feb. 2009).	N/A	N/A
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since May 2015	Managing Director, Corporate Operations, Commonwealth Companies, since 2015, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BIG 4 ONEFUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2015 and held for the period ended October 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class Shares	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses* Paid During the Period May 1, 2015 through October 31, 2015
Actual	$1,000	$ 901.20	$3.59
Hypothetical (5% return before expenses)	$1,000	$1,021.25	$3.82

* Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:
Chicago Partners Investment Group, LLC
One North Upper Wacker Drive
Suite 4110
Chicago, Illinois 60606

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

ITEM 2.         CODE OF ETHICS

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

A copy of the registrant’s Code of Ethics is filed herewith.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,500 for 2015 and $0 for 2014.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,500 for 2015 and $0 for 2014.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2015 and $0 for 2014.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Big 4 OneFund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2014.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.         CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: December 31, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: December 31, 2015

* Print the name and title of each signing officer under his or her signature.